October 11, 2013

Jordan K. Thomsen
Senior Director and
Counsel
(201) 743-7173
(201) 743-5210

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Post-Effective Amendments to the Registration Statements on Form N-4
File Nos. 333-05593, 333-64749, 333-31131 and 333-60730

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”) we are filing herewith Post-Effective Amendments to AXA Equitable’s Form N-4 Registration Statement under the Securities Act of 1933 and to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 with respect to Separate Account No. 49 of AXA Equitable.

On September 6, 2013, we filed Post-Effective Amendments to the Registration Statements on Form N-4 in connection with the buy back and exchange of certain guaranteed benefits offered by the contract. On October 3, 2013, we received oral comments on this filing from Ms. Alison White of the Securities and Exchange Commission Staff. We provided responses to those comments on October 3, 2013. On October 7, 2013, Ms. White informed us that the Staff had reviewed our response from October 3, 2013 and had no further comments. Note, no material changes have been made in the Post-Effective Amendments.

We hereby acknowledge that the Staff of the Commission has not passed upon the accuracy or adequacy of the prospectus supplement for the above-referenced Registration Statements.

We acknowledge that the review of the filings by the Staff of the Commission does not relieve the registrant of its full responsibility for the adequacy and accuracy of the disclosure of this filing nor does it foreclose the Commission from taking any action with respect to the filings.

Further, we acknowledge that the registrant may not assert as a defense in any proceeding initiated by the Commission or any person under federal securities law that the Staff of the Commission reviewed the filing and provided comments to the registrant or that the filings became automatically effective thereafter.

Please contact the undersigned at (201)743-7173 or Christopher E. Palmer of Goodwin Proctor LLP at (202) 346-4253 if you have any questions.

Very truly yours,

/s/ Jordan K. Thomsen
Jordan K. Thomsen

cc:	Alison White, Esq.
Christopher E. Palmer, Esq.